(Loss) Earnings per share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
(Loss) Earnings per share [Abstract]
Net (loss) income		$ (7,429,581)	$ (53,190,023)	$ 8,679,571
Weighted average shares outstanding - Basic and Diluted	[1]	2,409,631	2,385,391	1,600,000
(Loss) Earnings per share - Basic and Diluted	[1]	$ (3.08)	$ (22.3)	$ 5.42

[1]	All shares outstanding for all periods have been retroactively restated to reflect the Company's 1-for-5 reverse stock split, which was effective on November 9, 2017.